Leases (Tables)	12 Months Ended
Feb. 24, 2018
Leases [Abstract]
Schedule of Future Minimum Operating Lease Payments
Future minimum lease payments to be made by the Company for non-cancelable operating lease and capital lease obligations as of February 24, 2018 consisted of the following (in millions):

	Lease Obligations
Fiscal year	Operating Leases	Capital Leases
2018	$798.6	$184.6
2019	793.5	171.1
2020	705.5	152.9
2021	624.2	136.1
2022	543.5	124.2
Thereafter	3,505.6	630.5
Total future minimum obligations	$6,970.9	1,399.4
Less interest		(534.8)
Present value of net future minimum lease obligations		864.6
Less current portion		(102.1)
Long-term obligations		$762.5

Schedule of Future Minimum Capital Lease Payments
Future minimum lease payments to be made by the Company for non-cancelable operating lease and capital lease obligations as of February 24, 2018 consisted of the following (in millions):

	Lease Obligations
Fiscal year	Operating Leases	Capital Leases
2018	$798.6	$184.6
2019	793.5	171.1
2020	705.5	152.9
2021	624.2	136.1
2022	543.5	124.2
Thereafter	3,505.6	630.5
Total future minimum obligations	$6,970.9	1,399.4
Less interest		(534.8)
Present value of net future minimum lease obligations		864.6
Less current portion		(102.1)
Long-term obligations		$762.5

Schedule of Rent Expense and Tenant Rental Income
Rent expense and tenant rental income under operating leases consisted of the following (in millions):

	Fiscal 2017	Fiscal 2016	Fiscal 2015
Minimum rent	$831.6	$792.2	$759.6
Contingent rent	12.0	13.4	21.5
Total rent expense	843.6	805.6	781.1
Tenant rental income	(98.8)	(89.3)	(89.3)
Total rent expense, net of tenant rental income	$744.8	$716.3	$691.8